Litigation - Poland (Details) - POLAND € in Millions, zł in Millions					12 Months Ended
	Dec. 28, 2020 EUR (€)	Dec. 28, 2020 PLN (zł)	Nov. 26, 2016 EUR (€)	Nov. 26, 2016 PLN (zł)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2015 EUR (€) claim	Dec. 31, 2015 PLN (zł) claim	Dec. 31, 2013 item
Magna Polonia, collusion litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought			€ 144	zł 618
P4, pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought					€ 70	zł 316	€ 138	zł 630
Number of claims or lawsuits filed | claim							2	2
Number of operators under investigation | item									3
Orange Polska and subsidiaries [member] | P4, pricing litigation [member]
Disclosure of contingent liabilities [line items]
Damages sought	€ 69	zł 314